Income Taxes (Components of Federal and State Income Tax Expense (Benefit)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Federal	$ 0	$ 0	$ 0
State	0	0	0
Total current	0	0	0
Deferred
Federal	0	894	(894)
State	0	158	(158)
Total deferred	0	1,052	(1,052)
Total income tax expense (benefit)	$ 0	$ 1,052	$ (1,052)